Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 242,146	$ 133,439
Term deposits	179,966	172,212
Insurance receivables	179,345	166,605
Investments	470,222	438,087
Investments in associates	5,693	11,583
Reinsurance share of outstanding claims	182,248	187,485
Reinsurance share of unearned premiums	64,124	50,077
Deferred excess of loss premiums	17,238	17,095
Deferred policy acquisition costs	64,842	55,172
Deferred tax assets	471
Other assets	9,942	9,562
Investment properties	16,308	20,012
Property, premises and equipment	14,859	13,168
Intangible assets	4,321	4,710
TOTAL ASSETS	1,451,725	1,279,207
LIABILITIES
Gross outstanding claims	575,899	492,255
Gross unearned premiums	328,726	277,268
Insurance payables	89,519	83,461
Other liabilities	29,039	20,491
Derivative financial liability	12,938	13,628
Deferred tax liabilities	14	55
Unearned commissions	13,725	11,038
TOTAL LIABILITIES	1,049,860	898,196
EQUITY
Common shares at par value	489	486
Share premium	159,545	157,677
Foreign currency translation reserve	992	(349)
Fair value reserve	8,215	18,160
Retained earnings	232,624	205,037
TOTAL EQUITY	401,865	381,011
TOTAL LIABILITIES AND EQUITY	$ 1,451,725	$ 1,279,207